Fair Value Measurements (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) [Line Items]
Public warrants		10,000,000
Private placement warrants outstanding		5,333,333
Money market funds held in trust account (in Dollars)		$ 300,000,000
Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Shares outstanding	10,000,000
Private Placement Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Shares outstanding	5,333,333